long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Billions	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CAD ($)
TELUS Corporation commercial paper
Current maturities of long-term debt	$ 3,716		$ 2,541
Long-term debt	26,588		25,037		$ 21,628
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Long-term debt	$ 1,900	$ 1.5	1,500	$ 1.1
Effective average interest rate	5.60%	5.60%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,000	$ 1.5
TELUS Corporation credit facilities
TELUS Corporation commercial paper
Effective average interest rate	5.90%	5.90%
TELUS Corporation unsecured revolving credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		2,750		$ 2,750
Current maturities of long-term debt	0
Long-term debt	$ 1,944		$ 1,458